Customer ExAlt Trust Loan Payable (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023		Dec. 31, 2021	Dec. 31, 2020	Mar. 24, 2022	Dec. 07, 2021
Debt Instrument [Line Items]
Loan receivable fair value											$ 72,500,000
Proceeds from transfer of loan											$ 72,500,000
Derivative liability	$ 1,932,000		$ 8,108,000		$ 1,932,000		$ 3,513,000
Net amortization of debt premium and discount			(1,098,000)	$ 2,616,000	(1,355,000)	$ (2,542,000)	(4,478,000)		$ 8,837,000	$ 9,392,000
Customer ExAlt Trusts loan payable, net	$ 48,660,000		65,674,000		$ 48,660,000		52,129,000	[1]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Loss on financial instruments, net	Loss on financial instruments, net			Loss on financial instruments, net	Loss on financial instruments, net
Customer ExAlt Trusts
Debt Instrument [Line Items]
Alternative assets acquired												$ 352,600,000
Customer ExAlt Trusts
Debt Instrument [Line Items]
Derivative liability	$ 1,900,000		8,100,000		$ 1,900,000		3,500,000
Net gain on derivative liability	$ 200,000	$ 5,300,000	0		$ 1,600,000	$ 3,800,000	$ 4,600,000
Customer ExAlt Trusts | Loans Payable
Debt Instrument [Line Items]
Interest rate	12.00%				12.00%		12.00%
Maximum rate	21.00%				21.00%		21.00%
Net amortization of debt premium and discount	$ 200,000	$ 100,000	900,000		$ 500,000	$ 500,000	$ 1,700,000
Outstanding principal, including interest paid-in-kind	51,800,000		64,800,000		51,800,000		54,200,000
Unamortized debt discount	$ 5,100,000		$ 7,200,000		$ 5,100,000		$ 5,600,000
Remaining amortization period					10 years 2 months 8 days		10 years 8 months 12 days
Effective interest rate					13.89%		13.89%

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4. Such adjustments are unaudited.